Taxation - Summary of Changes in Deferred Tax (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		€ 778		€ 744
Effect of changes in accounting policies		328
Change through equity		(176)		(25)
Change through net result		318		(265)		€ (524)
Exchange rate differences		2		23
Changes in the composition of the group and other changes		(2)		(27)
Net liability (-) Net asset (+), Ending balance		920		778		744
Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(118)	[1]	(663)
Effect of changes in accounting policies	[1]	157
Change through equity	[1]	23		113
Change through net result	[1]	(11)		273
Exchange rate differences	[1]	(1)		4
Changes in the composition of the group and other changes	[1]			(2)
Net liability (-) Net asset (+), Ending balance		(107)	[1]	(118)	[1]	(663)
Financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		632	[1]	1,082
Effect of changes in accounting policies	[1]	(15)
Change through net result	[1]	314		(453)
Exchange rate differences	[1]	2		17
Changes in the composition of the group and other changes	[1]	(2)		1
Net liability (-) Net asset (+), Ending balance		947	[1]	632	[1]	1,082
Investment properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(6)		(5)
Change through net result		(1)		(1)
Exchange rate differences		0		0
Net liability (-) Net asset (+), Ending balance		(7)		(6)		(5)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(23)		(24)
Change through net result		5		1
Exchange rate differences				0
Net liability (-) Net asset (+), Ending balance		(19)		(23)		(24)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(160)		(178)
Effect of changes in accounting policies				45
Change through equity		16		(53)
Change through net result		(13)		55
Exchange rate differences		1		1
Changes in the composition of the group and other changes		0		(31)
Net liability (-) Net asset (+), Ending balance		(156)		(160)		(178)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(140)		(72)
Change through equity		(199)		(76)
Exchange rate differences		2		7
Changes in the composition of the group and other changes				1
Net liability (-) Net asset (+), Ending balance		(337)		(140)		(72)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		10		198
Effect of changes in accounting policies		4
Change through net result		(1)		(187)
Exchange rate differences		(3)		(7)
Changes in the composition of the group and other changes				1
Net liability (-) Net asset (+), Ending balance		6		10		198
Pension and post-employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		59		76
Change through equity		(14)		(12)
Change through net result		2		(8)
Exchange rate differences		(5)		2
Changes in the composition of the group and other changes				0
Net liability (-) Net asset (+), Ending balance		42		59		76
Loans and advances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		474	[1]	337
Effect of changes in accounting policies	[1]			137
Change through equity	[1]	1		(3)
Change through net result	[1]	(18)		5
Exchange rate differences	[1]			0
Changes in the composition of the group and other changes	[1]			2
Net liability (-) Net asset (+), Ending balance		491	[1]	474	[1]	337
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		51		(8)
Change through net result		5		61
Exchange rate differences		5		(2)
Changes in the composition of the group and other changes				0
Net liability (-) Net asset (+), Ending balance		61		51		(8)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		(180)		(362)
Net liability (-) Net asset (+), Ending balance		(322)		(180)		(362)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		958		1,106
Net liability (-) Net asset (+), Ending balance		1,242		958		1,106
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance		778		744
Net liability (-) Net asset (+), Ending balance		€ 920		€ 778		€ 744

[1]	The prior period has been updated to improve consistency and comparability.